Summary of Significant Accounting Policies, Revenue Recognition (Q3) (Details) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) Store	Sep. 30, 2021 USD ($)	Jun. 10, 2020 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($) Store	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Store	Dec. 31, 2019 USD ($)
Account Receivables, Net of Allowance for Doubtful Accounts [Abstract]
Number of mobile app stores | Store	2				2		2
Accounts receivable balances, net of allowances	$ 18,433			$ 11,833	$ 18,433		$ 17,885	$ 11,261
Contract Liabilities [Abstract]
Deferred revenue	18,732			13,530	18,732		20,077	14,102
Deferred revenue recognized	2,406	$ 1,823	$ 11,448	4,014	18,848	$ 13,978	13,530	10,690
Disaggregation of Revenue [Abstract]
Revenue	50,402	38,249	43,385	61,078	140,487	100,812	145,833	108,698
United States [Member]
Disaggregation of Revenue [Abstract]
Revenue	31,127	23,531	24,921	34,987	87,876	63,533	93,628	68,776
United Kingdom [Member]
Disaggregation of Revenue [Abstract]
Revenue	3,752	3,127	3,894	5,366	10,457	7,753	10,704	8,940
Rest of the World [Member]
Disaggregation of Revenue [Abstract]
Revenue	15,523	11,591	14,570	20,725	$ 42,154	29,526	$ 41,501	30,982
Minimum [Member]
Contract Liabilities [Abstract]
Performance obligation period					1 month		1 month
Maximum [Member]
Contract Liabilities [Abstract]
Performance obligation period					12 months		12 months
Direct Revenue [Member]
Disaggregation of Revenue [Abstract]
Revenue	43,209	30,537	39,840	49,268	$ 118,364	80,733	$ 116,031	84,000
Indirect Revenue [Member]
Disaggregation of Revenue [Abstract]
Revenue	$ 7,193	$ 7,712	$ 3,545	$ 11,810	$ 22,123	$ 20,079	$ 29,802	$ 24,698